Interest expense (Tables)	12 Months Ended
Dec. 31, 2017
Interest Expense [Abstract]
Schedule of interest expense

Year ended December 31,	2017	2016
Interest on capital lease obligations	$3,023	$2,836
Interest on credit facilities	1,507	1,593
Interest on Series 1 Debentures	—	977
Interest on Convertible Debentures	1,760	—
Amortization of deferred financing costs (note 10(c) and note 13(e))	797	572
Interest on long term debt	$7,087	$5,978
Other interest income	(144)	(194)
	$6,943	$5,784